Reconciliation of Financial Statements to Form 5500 - Schedule of Reconciliation of reconciliation of Net Assets Available for Benefits (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 107,650,484	$ 89,276,929
Company contribution receivable	(3,034,249)	(2,951,101)
Deemed distributions	0	(22,195)
Net assets available for benefits per Form 5500	$ 104,616,235	$ 86,303,633